Employee Benefits - Evolution of assets fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Overfunded pension plans | Plan assets
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	$ 4,828	$ 4,694
Interest income	406	513
Employer contributions	35	45
Participant contributions	2
Benefits paid	(296)	(326)
Return on plan assets (excluding interest income)	479	(21)
Translation adjustment	(717)	(77)
Fair value of plan assets as at end of the year	4,737	4,828
Underfunded pension plans
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	(694)
Fair value of plan assets as at end of the year	(656)	(694)
Underfunded pension plans | Plan assets
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	3,776	3,419
Interest income	127	151
Employer contributions	49	65
Participant contributions		(12)
Benefits paid	(247)	(275)
Return on plan assets (excluding interest income)	(145)	174
Translation adjustment	(287)	254
Fair value of plan assets as at end of the year	3,273	3,776
Other benefits
Evolution of assets fair value
Fair value of plan assets as at beginning of the year	(1,410)
Fair value of plan assets as at end of the year	(1,280)	(1,410)
Other benefits | Plan assets
Evolution of assets fair value
Employer contributions	60	65
Benefits paid	$ (60)	$ (65)